Document and Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Entity Registrant Name	MINISO Group Holding Limited
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2021
Document Shell Company Report	false
Entity File Number	001-39601
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25F, Heye Plaza, No. 486, Kangwang Middle Road
Entity Address, Address Line Two	Liwan District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510140
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001815846
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	25F, Heye Plaza, No. 486, Kangwang Middle Road
Entity Address, Address Line Two	Liwan District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510140
Entity Address, Country	CN
Contact Personnel Name	Saiyin Zhang
Contact Personnel Email Address	ir@miniso.com
Country Region	86
City Area Code	20
Local Phone Number	3622 8788
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary share representing four Class A ordinary shares, par value US$0.00001 per share)
Trading Symbol	MNSO
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	897,275,873
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	328,290,482